Other Matters	12 Months Ended
Dec. 31, 2020
Miscellaneous Assets [Abstract]
Other Matters
44.	OTHER MATTERS

The Company has assessed the economic impact of COVID-19 and determined that there were no significant impacts on the Company’s financial statements as of the date the consolidated financial statements were authorized for issue.  The Company will continue to monitor developments of the pandemic and assess the related impacts.